         AIM INTERNATIONAL SMALL COMPANY FUND -- CLASS A, B AND C SHARES

                        Supplement dated November 9, 2005
                     to the Prospectus dated April 29, 2005
                          as supplemented July 1, 2005


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 8 of the prospectus:

      "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

   o Jason T. Holzer (lead manager with respect to the fund's investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1996.

   o Shuxin Cao (lead manager with respect to the fund's investments in Asia Pacific and Latin America), Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1997.

   o Borge Endresen, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1999.

   o Richard Nield, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. Prior to 2000, he was a senior analyst with Ontario Teachers Pension.

      A lead manager generally has final authority over all aspects of his portion of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

      The portfolio managers are assisted by the advisor's Asia Pacific/Latin America and Europe/Canada Teams, which are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the teams, including biographies of other members of the teams, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

      The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                          INSTITUTIONAL CLASS SHARES OF

                             AIM BASIC BALANCED FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM PREMIER EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                        Supplement dated November 9, 2005
                    to the Prospectus dated October 25, 2005
                        as supplemented October 25, 2005


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS -- INTERNATIONAL SMALL COMPANY" on page 16 of the prospectus:

   o "Jason T. Holzer (lead manager with respect to the fund's investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1996.

   o Shuxin Cao (lead manager with respect to the fund's investments in Asia Pacific and Latin America), Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1997.

   o Borge Endresen, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1999.

   o Richard Nield, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. Prior to 2000, he was a senior analyst with Ontario Teachers Pension.

      The portfolio managers are assisted by the advisor's Asia Pacific/Latin America and Europe/Canada Teams."

                             AIM BASIC BALANCED FUND
                         AIM EUROPEAN SMALL COMPANY FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM PREMIER EQUITY FUND
                             AIM SELECT EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                      Supplement dated November 9, 2005 to
          the Statement of Additional Information dated April 29, 2005 as supplemented July 1, 2005, August 5, 2005, September 28, 2005
                      October 5, 2005 and October 25, 2005


Information pertaining to Barrett K. Sides under the headings "PORTFOLIO MANAGERS -- INVESTMENTS IN EACH FUND -- AIM INTERNATIONAL SMALL COMPANY FUND" and "PORTFOLIO MANAGERS -- OTHER ACCOUNTS MANAGED -- AIM INTERNATIONAL SMALL COMPANY FUND" on pages G-1 and G-7 of the Statement of Additional Information is deleted effective November 9, 2005.

                          INSTITUTIONAL CLASS SHARES OF

                             AIM BASIC BALANCED FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM PREMIER EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

               Supplement dated November 9, 2005 to the Statement
                of Additional Information dated October 25, 2005
                        as supplemented October 25, 2005


Information pertaining to Barrett K. Sides under the headings "PORTFOLIO MANAGERS - INVESTMENTS IN EACH FUND - AIM INTERNATIONAL SMALL COMPANY FUND" and "PORTFOLIO MANAGERS - OTHER ACCOUNTS MANAGED - AIM INTERNATIONAL SMALL COMPANY FUND" on pages H-1 and H-5 of the Statement of Additional Information is deleted effective November 9, 2005.